UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WorldWide Hard Assets Fund
Schedule of Investments
September 28, 2007 (unaudited)

	Number
	of Shares			Value
COMMON STOCKS: 95.1%
Argentina: 0.1%
	118,400	Trefoil Ltd. (NOK) * † #		$768,204

Australia: 5.3%
	2,008,000	Iluka Resources Ltd. † #		9,817,126
	6,496,999	Lihir Gold Ltd. * † #		23,098,425
	107,379	NGM Resources Ltd. * #		36,828
	117,000	Rio Tinto Ltd. † #		11,181,068
	131,000	Rio Tinto PLC #		11,274,757
				55,408,204

Brazil: 3.5%
	783,000	Cia Vale do Rio Doce (ADR)		26,567,190
	134,000	Petroleo Brasileiro S.A. (ADR)		10,117,000
				36,684,190

Canada: 14.4%
	125,600	Addax Petroleum Corp.		4,953,791
	530,000	Agnico-Eagle Mines Ltd. (USD) †		26,394,000
	42,500	Agnico-Eagle Mines Ltd. (USD)
		Warrants ($19.00, exp. 11/7/07)*		1,301,350
	1,614,800	Brazilian Resources, Inc. * #		0
	96,600	CIC Energy Corp. * R		1,529,634
	36,000	FNX Mining Co., Inc. *		1,194,752
	478,152	Goldcorp, Inc. (USD)		14,612,325
	202,000	Killam Properties, Inc. * R		1,827,779
	211,855	Kinross Gold Corp. *		3,165,099
	1,096,500	Kinross Gold Corp. (USD) * †		16,425,570
	732,000	Miramar Mining Corp.		3,458,905
	435,000	Northern Orion Resources, Inc. *		2,733,374
	536,000	Northern Orion Resources, Inc.
		Warrants (CAD 2.00, expiring 5/29/08) * R		2,344,141
	870,000	OPTI Canada, Inc. *		16,286,533
	99,000	Penn West Energy Trust †		3,075,554
	14,800	Petrolifera Petroleum Ltd. *		225,490
	968,900	Petrolifera Petroleum Ltd. * R		14,807,175
	330,000	Silver Wheaton Corp. * †		4,601,719
	27,200	Suncor Energy, Inc.		2,583,132
	124,800	Suncor Energy, Inc. (USD)		11,832,288
	789,600	Uranium One, Inc. *		10,365,582
	363,400	Uranium One, Inc. * R		4,877,921
	99,500	Timberwest Forest Corp.		1,595,536
	11,300	Timberwest Forest Corp. R		181,230
				150,372,880

Indonesia: 0.0%
	165,000	Medco Energi Internasional
		Tbk PT #		74,843

Nwtherlands: 1.6%
	213,500	Arcelor Mittal (USD) †		16,729,860

Norway: 1.9%
	886,498	Seadrill Ltd. * † #		19,907,368

South Africa: 2.8%
	790,800	Exxaro Resources Ltd. #		10,005,837
	550,300	Impala Platinum Holdings Ltd. #		19,179,248
				29,185,085

United Kingdom: 2.0%
	642,100	Randgold Resources Ltd. (ADR)		21,343,404

United States: 63.5%
	969,700	Alpha Natural Resources, Inc. * †		22,526,131
	561,000	American Commercial Lines, Inc. †		13,312,530
	165,630	Bois d’ Arc Energy, Inc. * †		3,175,127
	633,200	Celanese Corp.		24,682,136
	82,500	ConAgra Food, Inc.		2,155,725
	701,200	Darling International, Inc. †		6,934,868
	350,000	Devon Energy Corp.		29,120,000
	195,000	Diamond Offshore Drilling, Inc. †		22,091,550
	528,000	Ellora Oil & Gas, Inc. * # R		6,579,250
	71,600	Exterran Holdings, Inc.		5,752,344
	418,000	FMC Technologies, Inc. *		24,101,880
	247,600	Frontier Oil Corp.		10,310,064
	291,750	Georgia Gulf Corp. †		4,055,325
	413,700	Hess Corp.		27,523,461
	104,000	Kaiser Aluminum Corp. * †		7,339,280
	212,421	KGEN Power Corp. * # R		4,025,845
	750,000	Marathon Oil Corp.		42,765,000
	486,000	McDermott International, Inc. *		26,282,880
	260,102	Mercer International, Inc. * †		2,457,964
	756,400	Mirant Corp. *		30,770,352
	283,000	Monsanto Co.		24,264,420
	140,472	National Oilwell Varco, Inc. *		20,298,204
	496,100	Newfield Exploration Co. *		23,892,176
	437,400	Nexen, Inc.		13,364,084
	450,000	Noble Corp.		22,072,500
	701,600	NRG Energy, Inc. * †		29,670,664
	481,100	Nucor Corp.		28,611,017
	486,000	Occidental Petroleum Corp.		31,142,880
	50,400	Oil States International, Inc. * †		2,434,320
	132,000	Quicksilver Resources, Inc. * †		6,210,600
	677,600	Range Resources Corp.		27,551,216
	217,000	Schlumberger Ltd.		22,785,000
	149,000	Teton Energy Corp. *		694,340
	148,000	Transocean, Inc. *		16,731,400
	54,800	Trinity Industries, Inc. †		2,057,192
	310,700	Valero Energy Corp.		20,872,826
	381,300	Weatherford International Ltd. *		25,615,734
	109,200	Weyerhaeuser Co.		7,895,160
	351,400	XTO Energy, Inc.		21,730,576
				663,856,021
Total Common Stocks
(Cost: $977,558,624)				994,330,059

EXCHANGE TRADED FUND: 2.8%
United States: 2.8%
(Cost: $29,563,860)
	400,000	PowerShares Global
		Water Portfolio ETF		8,540,000
	286,000	StreetTRACKS Gold Trust *		21,023,860
				29,563,860

			Principal
			Amount
REPURCHASE AGREEMENT: 4.2%
State Street Bank & Trust Co.,
3.8% (dated 9/28/07, due 10/1/07,
repurchase price $44,450,071,
collateralized by $45,175,000
Federal National Mortgage Association, 3.25%,
due 8/15/08 with a value of $45,328,160)
(Cost: $44,436,000)			$44,436,000	44,436,000

Total Investments Before Collateral
for Securities Loaned: 102.1%
(Cost: $1,051,558,484)				1,068,329,919

			Number
			of Shares
SHORT TERM INVESTMENT HELD
AS COLLATERAL FOR
SECURITIES LOANED: 8.4%
State Street Navigator Securities
Lending Prime Portfolio
(Cost: $88,209,428)			88,209,428	88,209,428

Total Investments: 110.6%
(Cost: $1,139,767,912)				1,156,539,347
Liabilities in excess of other assets: (10.6)%				(110,650,809)

NET ASSETS: 100.0%				$1,045,888,538

ADR American Depository Receipt
CAD Canadian Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $85,337,877
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $115,948,799, which represented 11.1% of net assets.
R Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 28, 2007, these securities are considered liquid, unless otherwise noted, and the market value amounted to $36,172,975 or 3.5% of net assets.

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Basic Industry	2.5%	$26,282,880
Capital Goods	0.2%	2,057,192
Chemicals	5.0%	53,001,881
Consumer Goods	0.9%	9,090,593
Consumer Durables	0.9%	10,005,837
Energy	57.4%	613,281,064
Industrial Metals	13.3%	142,398,188
Paper And Forest	1.1%	12,129,890
Precious Metals	11.6%	124,254,752
Real Estate	0.2%	1,827,779
Total Common Stocks	93.1%	994,330,056
Exchange Traded Fund	6.1%	65,459,860
Repurchase Agreement	0.8%	8,540,000
	100.0%	$1,068,329,916

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 29, 2007